Goodwill and Intangible Assets Finite-Lived Intangible Assets, Future Amortization (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
2017	$ 11
2018	11
2019	11
2020	11
2021	11
Thereafter	82
Intangible assets, net	$ 137	$ 149
Minimum
Finite-Lived Intangible Assets [Line Items]
Remaining amortization period	2 years
Maximum
Finite-Lived Intangible Assets [Line Items]
Remaining amortization period	19 years
Weighted Average
Finite-Lived Intangible Assets [Line Items]
Remaining amortization period	14 years